REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The Bank's actual capital amounts and ratios at December 31, 2014 and 2013 were as follows:

December 31, 2014	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital Ratio	$123,862	9.37%	$52,876	4.00%	$66,095	5.00%
Tier 1 Risk-based Capital Ratio	123,862	14.86	33,341	4.00	50,012	6.00
Total Risk-based Capital Ratio	132,306	15.87	66,695	8.00	83,369	10.00
Tangible Equity Ratio	123,862	9.37	19,828	1.50	N/A	N/A

December 31, 2013	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital Ratio	$117,477	8.94%	$52,550	4.00%	$65,688	5.00%
Tier 1 Risk-based Capital Ratio	117,477	14.71	31,936	4.00	47,905	6.00
Total Risk-based Capital Ratio	124,964	15.65	63,873	8.00	79,841	10.00
Tangible Equity Ratio	117,477	8.94	19,706	1.50	N/A	N/A

Reconciliation of US GAAP and Bank Equity
Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2014	2013
	(In Thousands)
Total capital per consolidated financial statements	$157,739	$152,842
Holding company equity not available for regulatory capital	(13,151)	(14,336)
Accumulated (gains) losses on available for sale securities	(189)	689
Intangible assets	(18,697)	(19,566)
Disallowed deferred tax asset	(1,840)	(2,152)
Total tier I capital	123,862	117,477
Adjustments for total capital:
Allowance for loan and credit losses	8,444	7,487
Total capital per regulatory reporting	$132,306	$124,964